PGIM Quant Solutions Commodity Strategies Fund Average Annual Total Returns			12 Months Ended	49 Months Ended	60 Months Ended	109 Months Ended		110 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1],[2]	Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88% [1]		14.42% [1]	15.24%		15.24%	[3],[4]
Bloomberg Commodity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.77%		10.64%
R6
Prospectus [Line Items]
Average Annual Return, Percent			13.73%		10.59%			5.80%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.23%		3.96%			2.04%
Performance Inception Date		Nov. 15, 2016
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.11%		5.23%			2.80%
Performance Inception Date		Nov. 15, 2016
R6 | S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]							15.24%
R6 | Bloomberg Commodity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]							5.23%
Z
Prospectus [Line Items]
Average Annual Return, Percent			13.61%	7.48%
Performance Inception Date		Dec. 14, 2021
Z | S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6],[7]			12.07%
Z | Bloomberg Commodity Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[7]			7.63%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[4]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.
[6]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class Z shares.